The Gold Bullion Strategy Portfolio
PORTFOLIO SUMMARY: The Gold Bullion Strategy Portfolio
Investment Objective:
The Portfolio seeks returns that reflect the performance of the price of Gold bullion.
Fees and Expenses of the Portfolio:

This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		The Gold Bullion Strategy Portfolio
Management Fees		0.75%
Distribution and/or Service (12b-1) Fees		0.50%
Other Expenses	[1]	0.45%
Acquired Fund Fees and Expenses	[2]	0.10%
Total Annual Portfolio Operating Expenses		1.80%
[1]	Other expenses are estimated for the Portfolio's current fiscal year. Includes up to 0.15% for sub-transfer agent and sub-accounting fees.
[2]	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio and does not include the indirect costs of investing in other investment companies. Acquired fund fees and expenses are estimated for the Portfolio's current fiscal year.

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
The Gold Bullion Strategy Portfolio	183	566

Portfolio Turnover:

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.

Principal Investment Strategies:

The Portfolio’s adviser delegates execution of the Portfolio’s investment strategy to the sub-adviser. Under normal circumstances, the Portfolio will invest primarily in Gold bullion-related: (1) exchange-traded funds (“ETFs”); (2) exchange-traded notes (“ETNs”); (3) exchange-traded futures contracts, (4) over-the-counter forward contracts and (5) fixed income securities, including through mutual funds and ETFs that invest primarily in fixed income securities.

Gold bullion-related ETFs are those that invest primarily in (i) physical Gold bullion and/or (ii) over-the-counter or exchange-traded derivatives on Gold bullion such as forward contracts, futures contracts, options contracts or swap contracts. Gold bullion-related ETNs are those with interest and/or principal payments linked to the price of Gold bullion. Derivatives are primarily used as substitutes for Gold bullion because they are expected to produce returns that are substantially similar to those of Gold bullion. Derivatives used by the Fund are expected to produce a significant portion of the Fund’s returns. ETFs and ETNs may employ leverage, which magnifies the changes in the underlying Gold index or Gold price upon which they are based.

The Portfolio concentrates investments in the Gold bullion industry under normal circumstances investing over 25% of its assets in the Gold bullion industry. For purposes of measuring the 25% Gold bullion industry investments, the Portfolio includes the effects of leverage to Gold bullion (e.g. a security with 2 times leverage to Gold bullion price changes is counted at twice its value). The Portfolio also invests in investment grade fixed income corporate notes and bonds to generate interest income and to seek to preserve principal. The Portfolio defines investment grade fixed income securities as those that are rated, at the time purchased, in the top four categories by a rating agency such as Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Ratings Group (“S&P”), or, if unrated, determined by the sub-adviser to be of comparable quality. However, the fixed income securities are selected without restriction as to maturity, issuer country or capitalization. The Portfolio is “non-diversified” for purposes of the Investment Company Act of 1940, as amended, which means that the Portfolio may invest in fewer securities at any one time than a diversified fund.

The Portfolio will invest up to 25% of its total assets in a wholly-owned and controlled subsidiary (the “Subsidiary”). The Subsidiary is expected to provide the Portfolio with exposure to Gold bullion within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended. The Subsidiary will invest primarily in Gold bullion-related: ETFs, ETNs, physical Gold bullion and derivatives. The Portfolio’s investments will be composed primarily of securities, even when viewing the Subsidiary on a consolidated basis. The Subsidiary, when viewed from a consolidated basis, is subject to the same investment restrictions as the Portfolio.

The sub-adviser selects securities and derivatives to maintain the Portfolio’s primary allocation to investments that it believes will have returns that reflect the performance of the price of Gold bullion. The sub-adviser disposes of securities or derivatives to replace them with investments that it believes have a higher expected return or will more closely track Gold bullion prices or both. However, placement of individual trades is conducted by the adviser in consultation with the sub-adviser. The sub-adviser selects derivative counterparties it believes to be creditworthy and will close out a derivative position if it believes the counterparty is no longer creditworthy.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. The Portfolio is not intended to be a complete investment program. Many factors affect the Portfolio’s net asset value and performance.

The following risks apply to the Portfolio through its direct investments as well as indirectly through investments in ETFs, mutual funds, ETNs and the Subsidiary.

• Concentration Risk: Because the Portfolio will invest more than 25% of its assets in the Gold bullion industry, the Portfolio will be subject to greater volatility risk than a Portfolio that is not concentrated in a single industry.

• Derivatives Risk: Futures and forwards are subject to inherent leverage that magnifies Portfolio losses. These derivatives may not provide an effective substitute for Gold bullion because changes in derivative prices may not track those of the underlying Gold bullion. Also, over-the-counter forwards are subject to counterparty default risk.

• ETF, Mutual Fund and ETN Risk: ETFs, mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by the Portfolio. Each is subject to specific risks, depending it investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks. ETFs and ETN may not provide an effective substitute for Gold bullion because changes in derivative prices held by these instruments may not track those of the underlying Gold bullion.

• Fixed Income Risk: The value of bonds and other fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. The value of a debt security may decline if there are concerns about an issuer’s ability or willingness to make interest and or principal payments. Issuers may also default.

• Gold Risk: The price of Gold may be volatile and Gold bullion-related ETFs, ETNs and derivatives may be highly sensitive to the price of Gold. The price of Gold bullion can be significantly affected by international monetary and political developments such as currency devaluation or revaluation, central bank movements, economic and social conditions within a country, transactional or trade imbalances, or trade or currency restrictions between countries. Physical Gold bullion has sales commission, storage, insurance and auditing expenses.

• Limited History of Operations: The Portfolio is a new mutual fund and has a limited history of operation.

• Management Risk: The sub-adviser’s judgments about the attractiveness, value and potential appreciation or depreciation of a particular instrument in which the Portfolio invests may prove to be inaccurate and may not produce the desired results. The adviser’s assessment of the sub-adviser’s investment qualifications may also prove to be inaccurate and may not produce the desired results.

• Market Risk: The Portfolio’s investments will decline in value if the price of Gold declines. Overall securities market risks may affect the value of individual Portfolio holdings. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the equity and fixed income securities markets.

• Non-Diversification Risk: As a non-diversified fund, the Portfolio may invest more than 5% of its total assets in the securities of one or more issuers. The Portfolio’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

• Taxation Risk: By investing in Gold bullion indirectly through the Subsidiary, the Portfolio will obtain exposure to the Gold bullion markets within the federal tax requirements that apply to the Portfolio. However, because the Subsidiary is a controlled foreign corporation, any income received from its investments will be passed through to the Portfolio as ordinary income, which may be taxed at less favorable rates than capital gains.

• Wholly-Owned Subsidiary Risk: Changes in the laws of the United States and/or the Cayman Islands, under which the Portfolio and the Subsidiary, respectively, are organized, could result in the inability of the Portfolio and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Portfolio and its shareholders. Your cost of investing in the Portfolio will be higher because you indirectly bear the expenses of the Subsidiary. The Subsidiary will not be registered under the Investment Company Act of 1940 (“1940 Act”), as amended, and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act, such as limits on leverage when viewed in isolation from the Portfolio.

Is the Portfolio Right for You?

The Portfolio is intended for investors who want returns that seek to reflect the performance of the price of Gold bullion without the burdens of personally acquiring and holding Gold bullion. Daily net asset value per share is available by calling toll-free 1-855-650-QGLD (7453).

Performance:

Because the Portfolio has less than a full calendar year of investment operations, no performance information is presented for the Portfolio at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by calling toll-free 1-855-650-QGLD (7453).